Other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2022
Other comprehensive income
Schedule of Other comprehensive income

	2022			2021			2020
EURm	Gross	Tax	Net	Gross	Tax	Net	Gross	Tax	Net
Pension remeasurements(1)
Remeasurements of defined benefit plans	(424)	77	(347)	3 040	(755)	2 285	624	(140)	484
Net change during the year	(424)	77	(347)	3 040	(755)	2 285	624	(140)	484
Translation differences
Exchange differences on translating foreign operations	696	1	697	1 160	2	1 162	(1 232)	1	(1 231)
Transfer to income statement	14	–	14	(7)	–	(7)	–	–	–
Net change during the year	710	1	711	1 153	2	1 155	(1 232)	1	(1 231)
Net investment hedges(2)
Net investment hedging (losses)/gains	(127)	(20)	(147)	(249)	–	(249)	266	42	308
Net change during the year	(127)	(20)	(147)	(249)	–	(249)	266	42	308
Cash flow and other hedges(3)
Net fair value (losses)/gains	(15)	12	(3)	(10)	–	(10)	1	(1)	–
Transfer to income statement	98	(27)	71	10	–	10	14	(3)	11
Net change during the year	83	(15)	68	–	–	–	15	(4)	11
Financial assets at fair value through other comprehensive income
Net fair value losses	(264)	56	(208)	(25)	–	(25)	(213)	38	(175)
Transfer to income statement on loss allowance	172	(34)	138	19	–	19	229	(46)	183
Transfer to income statement on disposal	46	(9)	37	13	–	13	31	(6)	25
Net change during the year	(46)	13	(33)	7	–	7	47	(14)	33
Other (decrease)/increase	(3)	–	(3)	–	–	–	3	–	3
Total	193	56	249	3 951	(753)	3 198	(277)	(115)	(392)
(1)

In 2021, remeasurement of defined benefit plans includes the impact of the modification of the terms of the US defined benefit pension plans. For more information, refer to Note 24, Pensions and other post-employment benefits.

(2)

In 2020, income tax related to net investment hedging gains includes EUR 94 million related to the derecognition of deferred tax assets in Finland. For more information, refer to Note 11, Income taxes.

(3)	Includes movements in cash flow hedging reserve and related cost of hedging reserve.